Label	Element	Value
FIRST INVESTORS LIFE SERIES GOVERNMENT CASH MANAGEMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 29, 2016

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2016

In response to amendments to the rules governing money market funds, the Board of Trustees of the First Investors Cash Management Fund (“Cash Management Fund”) and the First Investors Life Series Cash Management Fund (“Life Series Cash Management Fund”) have approved the repositioning of the Funds into government money market funds. As a result, please note the following changes, effective as of October 3, 2016, to the First Investors Funds documents listed above:

1.
All references to the “Cash Management Fund” and the “Life Series Cash Management Fund” in any of the above listed documents are replaced with “Government Cash Management Fund” and “Life Series Government Cash Management Fund”, respectively.

2.
In “The Funds Summary Section” of the prospectuses for the Cash Management Fund and Life Series Cash Management Fund, the first paragraph under the heading “Principal Investment Strategies” is deleted in its entirety and replaced with the following and the third paragraph is deleted:

The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940. The Fund will invest at least 99.5% of its total assets in (i) U.S. Government Securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in U.S. government securities and repurchase agreements collateralized fully by cash or U.S. government securities.  U.S. government securities include: U.S. Treasury bills and notes; obligations issued by the U.S. government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the U.S. Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, including the Government National Mortgage Association.  The Fund may invest in variable and floating rate instruments.  The Fund generally invests in securities with remaining maturities of 397 days or less.

3.	In “The Funds Summary Section” of the prospectuses for the Cash Management Fund and Life Series Cash Management Fund, under the heading “Principal Risks”:

●	The disclosure regarding Credit Risk is deleted in its entirety and replaced with the following:

Credit Risk.  The U.S. government securities the Fund invests in may or may not be backed by the full faith and credit of the U.S. government. Securities issued by U.S. government sponsored enterprises are supported only by the credit of the issuing entity. There is a risk that the value of an investment will decline if there is a default by or deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

●	All references to “money market instruments” in the disclosure regarding Interest Rate Risk are replaced with “U.S. government securities.”

●	The disclosure regarding Market Risk is deleted in its entirety and replaced with the following:

Market Risk.  The prices of the U.S. government securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, interest rate fluctuations, and those events directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions or cause the Fund’s NAV to decline below $1.00 per share.  The conversion of money market funds to “government money market funds” could lead to supply issues within the U.S. Treasury securities market as demand increases for U.S. government securities.

●	The disclosure regarding Regulatory Risk is deleted in its entirety.

●	The following is added as a principal risk of the Funds:

Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.

4.	In “The Funds Summary Section” of the prospectuses for the Cash Management Fund and Life Series Cash Management Fund, the following as added after the first paragraph under the “Performance” heading:

Prior to October 3, 2016, the Fund invested in certain securities that are no longer permissible under Rule 2a-7.  The performance below may have been different if the current limit on the Fund’s investments had been in effect.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES GOVERNMENT CASH MANAGEMENT FUND